                                                  --------------------------
                                                    Farm Bureau Mutual Funds

   [LOGO]
FARM BUREAU MUTUAL FUNDS
5400 UNIVERSITY AVENUE
WEST DES MOINES, IOWA 50266

737-127(96)

FBL Money
Market Fund, Inc.
                                                                     [LOGO]

  SEMI-ANNUAL REPORT
  JANUARY 31, 1996

  INVESTMENT MANAGER AND
  PRINCIPAL UNDERWRITER

  FBL INVESTMENT ADVISORY
  SERVICES, INC.

  5400 UNIVERSITY AVENUE
  WEST DES MOINES, IA 50266

  1-800-247-4170 (OUTSIDE IOWA)
  1-800-422-3175 (IN IOWA)
       225-5586 (DES MOINES)

   This report is not to be distributed
   unless preceded or accompanied by
   a prospectus.

PRESIDENT'S LETTER

Dear Shareholder,

    The year began with more than the usual degree of uncertainty in the fixed-income markets, largely due to government shutdowns which have starved us of any economic release since October last year. Assessing the true strength of the economy has become complicated by the impact of these shutdowns and the blizzards in the Midwest and Northeast. In addition, we are faced with the uncertainty of a balanced budget, and whether Clinton and the GOP will put the issue to the nation in the November elections.

    Looking at the flat yield curve for U.S. Treasury securities, it is apparent the bond market is predicting even lower returns. Typically, there is a 100 basis-point spread between the Fed funds rate and the two-year Treasury note. With the two-year Treasury note currently yielding 5.00%, the market is expecting a Fed funds rate near 4.00%, which is a long way from today's rate of 5.25%. Since the overnight rate is higher than the two-year Treasury, any Treasury purchases we make will yield less than investing funds overnight. It is very difficult to extend maturities in a flat or inverted yield curve, but if the Fed does ease, we will have locked in attractive rates for a short time.

    Whatever 1996 presents, investors of FBL Money Market Fund, Inc. can be assured that their investments are liquid and present minimal credit risk.
Whether you use the fund as an interest-bearing checking account, as an emergency savings vehicle or as a haven from volatile capital markets, we will attempt to provide an attractive investment vehicle for your cash management needs.

                                          (INSERT SPECIMAN SIGNATURE)

                                           EDWARD M. WIEDERSTEIN
                                           PRESIDENT
March 12, 1996

FBL MONEY MARKET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1996
(UNAUDITED)

ASSETS
Investments in securities, at value (equivalent to amortized cost)........  $20,917,046
Cash......................................................................      933,372
Receivables:
  Due from FBL Investment Advisory Services, Inc..........................       44,585
  Accrued interest........................................................       26,462
Prepaid expense...........................................................        1,520
                                                                            -----------
Total Assets..............................................................  $21,922,985
                                                                            -----------
                                                                            -----------

LIABILITIES AND NET ASSETS
Liabilities:
  Accounts payable to FBL Investment Advisory Services, Inc...............  $    25,818
  Accrued expenses........................................................       37,616
                                                                            -----------
Total Liabilities.........................................................       63,434

Net assets applicable to 21,859,551 shares of capital stock outstanding
  (NOTE 4)................................................................   21,859,551
                                                                            -----------
Total Liabilities and Net Assets..........................................  $21,922,985
                                                                            -----------
                                                                            -----------
NET ASSET VALUE PER SHARE.................................................  $      1.00
                                                                            -----------
                                                                            -----------

SEE ACCOMPANYING NOTES.

FBL MONEY MARKET FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1996
(UNAUDITED)

INVESTMENT INCOME
Interest.........................................................................  $ 666,663

EXPENSES
Paid to FBL Investment Advisory Services, Inc. (NOTE 3):
  Investment advisory and management fees........................................     59,060
  Shareholder service, transfer and dividend disbursing agent fees...............     71,226
  Accounting fees................................................................      5,906
Custodian fees...................................................................     19,027
Legal fees.......................................................................      4,908
Directors' fees and expenses.....................................................      2,731
Reports to shareholders..........................................................     18,937
Registration fees................................................................      4,972
Miscellaneous....................................................................     34,997
                                                                                   ---------
Total Expenses...................................................................    221,764
Expense reimbursement (NOTE 3)...................................................    (44,585)
                                                                                   ---------
Net Expenses.....................................................................    177,179
                                                                                   ---------
Net Increase in Net Assets Resulting from Operations.............................  $ 489,484
                                                                                   ---------
                                                                                   ---------

SEE ACCOMPANYING NOTES.

FBL MONEY MARKET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SIX MONTHS
                                                                                      ENDED
                                                                                   JANUARY 31,
                                                                                       1996       YEAR ENDED JULY
                                                                                   (UNAUDITED)       31, 1995
                                                                                  --------------  ---------------
OPERATIONS
Net investment income...........................................................  $      489,484  $       778,149

DIVIDENDS TO SHAREHOLDERS FROM (NOTE 5)
Net investment income...........................................................        (489,484)        (778,149)
                                                                                  --------------  ---------------
                                                                                       -0-              -0-

CAPITAL SHARE TRANSACTIONS (NOTE 4).............................................       1,882,747        1,050,045

Total Increase in Net Assets....................................................       1,882,747        1,050,045

NET ASSETS
Beginning of period.............................................................      19,976,804       18,926,759
                                                                                  --------------  ---------------
End of period...................................................................  $   21,859,551  $    19,976,804
                                                                                  --------------  ---------------
                                                                                  --------------  ---------------

SEE ACCOMPANYING NOTES.

FBL MONEY MARKET FUND, INC.
SCHEDULE OF INVESTMENTS
JANUARY 31, 1996
(UNAUDITED)

                                                        ANNUALIZED
                                                         YIELD ON     PRINCIPAL
                                                       PURCHASE DATE    AMOUNT       VALUE
                                                       -------------  ----------  -----------
COMMERCIAL PAPER (21.50%)
  NONDEPOSITORY INSTITUTIONS (19.21%)
  American General Finance Corp., 5.45%, due
  3/11/96............................................       5.445%    $1,200,000  $ 1,200,000
  Deere (John) Capital Corp., 5.51%, due 2/22/96.....       5.506        800,000      800,000
  Ford Motor Credit Corp., 5.53%, due 2/12/96........       5.533      1,200,000    1,200,000
  General Electric Capital Corp., 5.45%, due
   3/07/96...........................................       5.448      1,000,000    1,000,000
                                                                                  -----------
                                                                                    4,200,000
  PETROLEUM & COAL PRODUCTS (2.29%)
  Chevron Oil Finance Corp., 5.42%, due 2/16/96......       5.418        500,000      500,000
                                                                                  -----------
Total Commercial Paper...............................                               4,700,000

UNITED STATES GOVERNMENT AGENCIES (74.19%)
  Federal Farm Credit Bank, due 2/09/96..............       5.668      2,700,000    2,696,650
  Federal Farm Credit Bank, due 3/05/96..............       5.479      4,500,000    4,477,819
  Federal Home Loan Bank, due 2/16/96................       5.655        600,000      598,609
  Federal Home Loan Bank, due 2/29/96................       5.673      1,000,000      995,667
  Federal Home Loan Mortgage Corp., due 2/05/96......       5.513      2,575,000    2,573,445
  Federal Home Loan Mortgage Corp., due 3/01/96......       5.483      2,000,000    1,991,325
  Federal Home Loan Mortgage Corp., due 3/19/96......       5.444      1,500,000    1,489,558
  Federal National Mortgage Assoc., due 2/20/96......       5.440        400,000      398,871
  Federal National Mortgage Assoc., due 3/05/96......       5.444      1,000,000      995,102
                                                                                  -----------
Total United States Government Agencies..............                              16,217,046
                                                                                  -----------
Total Investments (95.69%)...........................                              20,917,046

OTHER ASSETS LESS LIABILITIES (4.31%)
  Cash, receivables and prepaid expense, less
   liabilities.......................................                                 942,505
                                                                                  -----------
Total Net Assets (100.00%)...........................                             $21,859,551
                                                                                  -----------
                                                                                  -----------

SEE ACCOMPANYING NOTES.

FBL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1996
(UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES
    FBL Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company and operates in the mutual fund industry.

    The Fund values investments at amortized cost, which approximates market. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the Fund.

    The value of the underlying securities serving to collateralize repurchase agreements is marked to market daily. Should the value of the underlying securities decline, the seller would be required to provide the Fund with additional securities so that the aggregate value of the underlying securities was at least equal to the repurchase price. If a seller of a repurchase agreement were to default, the Fund might experience losses in enforcing its rights. To minimize this risk, the investment adviser (under the supervision of the Board of Directors) will monitor the creditworthiness of the seller of the repurchase agreement and must find such creditworthiness satisfactory before the Fund may enter into the repurchase agreement.

    The Fund records investment transactions generally on the trade date. Net realized gains and losses on sales of investments, if any, are determined on the basis of identified cost. Interest income on interest bearing investments is recognized on an accrual basis.

    All of the Fund's net investment income and any realized gains and losses (none through January 31, 1996) on portfolio investments are declared as dividends daily to shareholders of record as of the preceding business day.

2.  FEDERAL INCOME TAXES
    No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES
    The Fund has entered into agreements with FBL Investment Advisory Services, Inc. ("FBL Investment") relating to the management of the Fund and the investment of its assets. Pursuant to these agreements, fees paid to FBL Investment are as follows: (1) investment advisory and management fees, which are based on the Fund's daily net assets, currently at an annual rate of 0.50% for the first $200,000,000 average daily net assets; (2) shareholder service, transfer and dividend disbursing agent

FBL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)
fees, which are based on direct services provided and expenses incurred by the investment adviser, plus an annual per account charge of $9.00; and (3) accounting fees, which are based on the Fund's daily net assets at an annual rate of 0.05%, with a maximum annual expense of $30,000.

    FBL Investment has agreed to reimburse the Fund annually for its total expenses, excluding brokerage, interest, taxes and extraordinary expenses in excess of 1.50% of the Fund's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the Fund for such period.

    Certain officers and directors of the Fund are also officers of Farm Bureau Life Insurance Company, the indirect parent of FBL Investment, and other affiliated entities. At January 31, 1996, the following affiliated companies owned shares in the Fund:

AFFILIATE                                                           SHARES
-----------------------------------------------------------------  ---------
FBL Investment Advisory Services, Inc............................    511,894
FBL Financial Group, Inc. .......................................    456,514
FBL Real Estate Ventures, Inc. ..................................    198,054
FBL Insurance Brokerage, Inc. ...................................    119,598
FBL Marketing Services, Inc. ....................................     93,470
FBL Ventures of South Dakota, Inc. ..............................     67,436
FBL Financial Services, Inc. ....................................     54,886
RIK, Inc. .......................................................     44,229
FBL Partners.....................................................     11,517
Iowa Agency Managers Association.................................      5,875
Iowa Farm Bureau Federation......................................      5,385
Others...........................................................      1,378

4.  CAPITAL SHARE TRANSACTIONS
    Net assets as of January 31, 1996 consisted of:

Capital Stock (500,000,000 shares of $.001 par value Capital
 Stock authorized)............................................  $    21,860
Additional paid-in capital....................................   21,837,691
                                                                -----------
Net Assets....................................................  $21,859,551
                                                                -----------
                                                                -----------

FBL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  CAPITAL SHARE TRANSACTIONS (CONTINUED)
    Transactions in Capital Stock were as follows:

                                                        SIX MONTHS ENDED                    YEAR ENDED
                                                        JANUARY 31, 1996                   JULY 31, 1995
                                                 -------------------------------  -------------------------------
                                                     SHARES          AMOUNT           SHARES          AMOUNT
                                                 --------------  ---------------  --------------  ---------------
Shares sold....................................      39,198,675  $    39,198,675      60,737,863  $    60,737,863
Shares issued in reinvestment of dividends and
 distributions.................................         487,190          487,190         769,139          769,139
                                                 --------------  ---------------  --------------  ---------------
                                                     39,685,865       39,685,865      61,507,002       61,507,002
Shares redeemed................................     (37,803,118)     (37,803,118)    (60,456,957)     (60,456,957)
                                                 --------------  ---------------  --------------  ---------------
Net Increase...................................       1,882,747  $     1,882,747       1,050,045  $     1,050,045
                                                 --------------  ---------------  --------------  ---------------
                                                 --------------  ---------------  --------------  ---------------

5.  DIVIDENDS TO SHAREHOLDERS
    Dividends from net investment income are declared daily and are payable on the last business day of the month. Dividends for the period ended January 31, 1996 were paid as follows:

PAYABLE DATE
-------------------------------------------------------------------
August 31, 1995....................................................  $   .0037
September 29, 1995.................................................      .0034
October 31, 1995...................................................      .0037
November 30, 1995..................................................      .0035
December 29, 1995..................................................      .0033
January 31, 1996...................................................      .0036
                                                                     ---------
Total Dividends Per Share..........................................  $   .0212
                                                                     ---------
                                                                     ---------

FBL MONEY MARKET FUND, INC.
FINANCIAL HIGHLIGHTS

                                                   SIX MONTHS
                                                      ENDED
                                                   JANUARY 31,                      YEAR ENDED JULY 31,
                                                      1996        --------------------------------------------------------
                                                   (UNAUDITED)      1995        1994        1993        1992        1991
                                                   -----------    --------    --------    --------    --------    --------
Net asset value, beginning of period.............. $ 1.000        $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
  Income From Investment Operations
    Net investment income.........................   0.021           0.041       0.020       0.019       0.036       0.064
                                                   -----------    --------    --------    --------    --------    --------
  Total from investment operations................   0.021           0.041       0.020       0.019       0.036       0.064
                                                   -----------    --------    --------    --------    --------    --------
  Less Distributions
    Dividends (from net investment income)........  (0.021)         (0.041)     (0.020)     (0.019)     (0.036)     (0.064)
                                                   -----------    --------    --------    --------    --------    --------
  Total distributions.............................  (0.021)         (0.041)     (0.020)     (0.019)     (0.036)     (0.064)
                                                   -----------    --------    --------    --------    --------    --------
Net asset value, end of period.................... $ 1.000        $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                                   -----------    --------    --------    --------    --------    --------
                                                   -----------    --------    --------    --------    --------    --------
Total Return:
  Total investment return based on net asset value
   (1)............................................    4.31%(2)        4.17%       1.95%       1.91%       3.69%       6.59%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted)....... $21,860        $ 19,977    $ 18,927    $ 22,072    $ 33,511    $ 61,876
  Ratio of net expenses to average net assets.....    1.50%(2)        1.51%       1.50%       1.50%       1.25%       0.93%
  Ratio of net income to average net assets.......    4.14%(2)        4.06%       1.92%       1.89%       3.75%       6.40%

Information assuming no voluntary reimbursement
 by FBL Investment of excess operating expenses
 (see NOTE 3):
  Per share net investment income................. $ 0.020        $  0.036    $  0.019    $  0.019
  Ratio of expenses to average net assets.........    1.88%(2)        2.01%       1.57%       1.54%
  Amount reimbursed............................... $44,585        $ 96,398    $  6,978    $  5,116

------------------------------
Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(2) Computed on an annualized basis.

SEE ACCOMPANYING NOTES.